Reverse Recapitalization - Summary of Share Listing Expenses Recognised In Profit or Loss (Parenthetical) (Detail) shares in Millions	Dec. 31, 2021 shares
GHL Class A ordinary shares
Disclosure of Reverse Recapitalization on Identifiable Net Assets Acquired [Line Items]
Number of instruments or interests issued or issuable	62.5